Other comprehensive income	12 Months Ended
Dec. 31, 2023
Other comprehensive income
Other comprehensive income
—
Note 21
Other comprehensive income
The following table includes

amounts recorded within “Total other comprehensive income (loss)”

including the
related income tax effects:
2023 2022 2021
Before Tax Net of Before Tax Net of Before Tax Net of
($ in millions)
tax effect tax tax effect tax tax effect tax
Foreign currency translation

adjustments:
Foreign currency translation

adjustments

(292) 2 (290) (685) — (685) (521) — (521)
Net loss on complete

or substantially
complete liquidations

of foreign
subsidiaries — — — 5 — 5 — — —
Changes attributable

to divestments
9 — 9 41 — 41 (9) — (9)
Net change during the

year
(283) 2 (281) (639) — (639) (530) — (530)
Available-for-sale securities:
Net unrealized gains (losses)

arising
during the year 6 (1) 5 (28) 5 (23) (13) 3 (10)
Reclassification adjustments

for net

(gains) losses included in

net income
8 (2) 6 2 — 2 (6) 1 (5)
Net change during the

year
14 (3) 11 (26) 5 (21) (19) 4 (15)
Pension and other postretirement

plans:
Prior service (costs)

credits arising
during the year 1 (2) (1) (2) 2 — 2 (2) —
Net actuarial gains

(losses) arising
during the year (339) 57 (282) 298 (72) 226 437 (26) 411
Amortization of prior service

cost (credit)

included in net income (11) 2 (9) (13) (3) (16) (14) — (14)
Amortization of net actuarial

loss included
in net income 48 (10) 38 55 (11) 44 65 4 69
Net losses from settlements

and curtailments
included in net income 16 (2) 14 11 (2) 9 7 — 7
Changes attributable

to divestments
3 — 3 (8) — (8) (8) 2 (6)
Net change during the

year
(282) 45 (237) 341 (86) 255 489 (22) 467
Derivative instruments

and hedges:
Net gains (losses) arising

during the year
(11) 1 (10) (10) (2) (12) 7 1 8
Reclassification adjustments

for net (gains)
losses included in net income 8 — 8 12 — 12 (13) — (13)
Net change during the

year
(3) 1 (2) 2 (2) — (6) 1 (5)
Total other comprehensive income

(loss)
(554) 45 (509) (322) (83) (405) (66) (17) (83)
The following table shows changes

in Accumulated other comprehensive

loss (OCI) attributable to ABB,

by
component, net of tax:
Unrealized Pension and
Foreign gains (losses) other post- Accumulated
currency on available- retirement

Derivative
other
translation for-sale plan

instruments
comprehensive
($ in millions) adjustments securities adjustments

and hedges

loss
Balance at January 1, 2021 (2,460) 17 (1,556) (3) (4,002)
Other comprehensive

(loss) income
before reclassifications (521) (10) 411 8 (112)
Amounts reclassified from

OCI
(9) (5) 56 (13) 29
Total other comprehensive (loss)

income
(530) (15) 467 (5) (83)
Less:
Amounts attributable to

noncontrolling
interests 4 — — — 4
Balance at December 31,

2021
(1) (2,993) 2 (1,089) (8) (4,088)
Other comprehensive

(loss) income
before reclassifications (685) (23) 226 (12) (494)
Amounts reclassified from

OCI
46 2 29 12 89
Total other comprehensive (loss)

income
(639) (21) 255 — (405)
Spin-off of the Turbocharging Division (93) — (5) — (98)
Less:
Amounts attributable to

noncontrolling
interests (34) — (1) — (35)
Balance at December 31,

2022
(3,691) (19) (838) (8) (4,556)
Other comprehensive

(loss) income
before reclassifications (290) 5 (283) (10) (578)
Amounts reclassified from

OCI
9 6 46 8 69
Total other comprehensive (loss)

income
(281) 11 (237) (2) (509)
Less:
Amounts attributable to

noncontrolling
interests and redeemable

noncontrolling interests 5 — — — 5
Balance at December 31,

2023
(3,977) (8) (1,075) (10) (5,070)
(1)

Due to rounding, numbers presented may not add to the totals provided.
The following table reflects amounts

reclassified out of OCI in respect

of Foreign currency translation
adjustments and Pension and other

postretirement plan

adjustments:
($ in millions) Location of (gains) losses
Details about OCI components reclassified from OCI 2023 2022 2021
Foreign currency translation

adjustments:
Net loss on complete

or substantially complete
liquidations of foreign subsidiaries
Other income (expense),

net

Changes attributable

to divestments
Other income (expense),

net
9 41 (9)
Amounts reclassified

from OCI
9 46 (9)
Pension and other postretirement

plan adjustments:
Amortization of prior service

cost (credit)
Non-operational pension

(cost) credit
(11) (13) (14)
Amortization of net actuarial

loss
Non-operational pension

(cost) credit
48 55 65
Net losses from settlements

and curtailments
Non-operational pension

(cost) credit
16 11 7
Changes attributable

to divestments
Other income (expense),

net
3 (8) (8)
Total before tax

56 45 50
Tax

Income tax expense (10) (16) 4
Changes in tax attributable

to divestments
Other income (expense),

net
— — 2
Amounts reclassified

from OCI
46 29 56
The amounts reclassified out of “OCI

in respect of Unrealized

gains (losses) on available
‑
for
‑
sale securities”
and “Derivative instruments and hedges”

were not significant in 2023,

2022 and 2021.